OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Primary industries for produced PCB) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Defense and aerospace equipment	$ 7,848	$ 6,628	$ 15,362	$ 14,554
Medical equipment	717	719	1,784	1,521
Industrial equipment	902	943	1,932	2,301
Distributors, contract electronic manufacturers and others	3,062	2,176	6,207	3,873
Printed circuit boards	$ 12,529	$ 10,466	$ 25,285	$ 22,249